Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Operating Income [Abstract]
Summary of Other Income

	2020	2021	2022
	RM	RM	RM	USD
Interest income	-	1,571	49	11
Wage subsidy	-	149,500	29,900	6,792
Gain on disposal of investment	-	-	1,542,200	350,301
Gain on disposal of property, plant and equipment	-	-	6,501	1,477
Reimbursement income for expenses incurred	402,250	127,784	153,693	34,910
Total	402,250	278,855	1,732,343	393,491